Insurance benefits - Narrative (Details) - Rothesay Life Plc - Business Transfer Agreement (BTA) £ in Billions	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of analysis of insurance business [Line Items]
Disposals and derecognition	£ 5.3
Contracts held with reinsurers	5.3
Contractual service margin	£ 0.3